CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 37,012	$ 17,341	$ 7,767
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	(2,935)	(12,918)	(4,054)
Unrealized losses in respect of derivative financial instruments designated for cash flow hedge			(384)
Reclassification of net gains realized to net income			(399)
Other comprehensive loss, net of tax	(2,935)	(12,918)	(4,837)
Comprehensive income	34,077	4,423	2,930
Less: comprehensive income attributable to non-controlling interests	(2,877)	(1,267)	(1,302)
Comprehensive income attributable to the Company	$ 31,200	$ 3,156	$ 1,628